Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset SMASh Series Core Completion Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 69.3%
FNMA — 51.4%
Federal National Mortgage Association (FNMA)	6.500%	3/1/55	$3,193,125	$3,321,295
Federal National Mortgage Association (FNMA)	2.000%	6/1/56	9,000,000	7,201,399 (a)
Federal National Mortgage Association (FNMA)	3.500%	6/1/56	9,800,000	8,909,081 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/56	4,000,000	3,745,592 (a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/56	6,000,000	5,760,816 (a)
Federal National Mortgage Association (FNMA)	5.500%	6/1/56	12,000,000	12,054,837 (a)
Federal National Mortgage Association (FNMA)	6.000%	6/1/56	9,300,000	9,497,406 (a)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	206,894	169,616
Total FNMA				50,660,042
GNMA — 17.9%
Government National Mortgage Association (GNMA) II	5.000%	1/20/53	143,659	143,126
Government National Mortgage Association (GNMA) II	2.000%	6/1/56	4,500,000	3,692,809 (a)
Government National Mortgage Association (GNMA) II	2.500%	6/1/56	5,700,000	4,877,289 (a)
Government National Mortgage Association (GNMA) II	3.000%	6/1/56	1,000,000	889,168 (a)
Government National Mortgage Association (GNMA) II	4.500%	6/1/56	700,000	673,517 (a)
Government National Mortgage Association (GNMA) II	5.000%	6/1/56	3,800,000	3,753,081 (a)
Government National Mortgage Association (GNMA) II	5.500%	6/1/56	1,800,000	1,811,383 (a)
Government National Mortgage Association (GNMA) II	6.000%	6/1/56	1,800,000	1,834,139 (a)
Total GNMA				17,674,512

Total Mortgage-Backed Securities (Cost — $68,416,139)				68,334,554
Collateralized Mortgage Obligations(b) — 23.7%
BANK, 2018-BNK10 A5	3.688%	2/15/61	1,045,000	1,032,403
BANK5, 2026-5YR22 A3	5.713%	6/15/59	1,190,000	1,231,759 (c)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	5.325%	12/15/35	1,250,000	1,218,086 (d)(e)
BRAVO Residential Funding Trust, 2022-NQM3 A1	4.626%	9/25/61	1,596,026	1,566,768 (d)(e)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.377%	8/15/42	2,500,000	2,508,647 (d)(e)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	656,676	592,112 (d)(e)
CSMC Trust, 2022-NQM1 A1	3.265%	11/25/66	852,444	776,029 (d)(e)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	887,448	819,035 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.912%	2/25/46	1,200,000	1,202,178 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.712%	3/25/42	340,000	345,510 (d)(e)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,219,819	181,551 (e)
Morgan Stanley Capital I Trust, 2018-MP A	4.276%	7/11/40	10,500,000	9,871,844 (d)(e)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	2,201,210	1,978,089 (d)(e)

Total Collateralized Mortgage Obligations (Cost — $24,757,346)				23,324,011
Corporate Bonds & Notes — 21.5%
Communication Services — 3.8%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	43,700
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	130,000	114,189
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	38,922
Total Diversified Telecommunication Services				196,811
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	$12,000	$10,845
Interactive Media & Services — 1.3%
Alphabet Inc., Senior Notes	3.700%	2/15/29	50,000	49,358
Alphabet Inc., Senior Notes	4.100%	2/15/31	20,000	19,738
Alphabet Inc., Senior Notes	4.400%	2/15/33	20,000	19,683
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,416
Alphabet Inc., Senior Notes	4.700%	11/15/35	70,000	68,855
Alphabet Inc., Senior Notes	4.800%	2/15/36	30,000	29,676
Alphabet Inc., Senior Notes	5.350%	11/15/45	20,000	19,541
Alphabet Inc., Senior Notes	5.500%	2/15/46	60,000	59,466
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	37,744
Alphabet Inc., Senior Notes	5.450%	11/15/55	20,000	19,328
Alphabet Inc., Senior Notes	5.650%	2/15/56	50,000	49,741
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	37,073
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	190,000	187,704
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	110,000	109,716
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	70,000	68,976
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	50,000	48,872
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	70,000	69,968
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	70,000	65,745
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	110,000	111,279
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	50,000	46,136
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	30,000	30,291
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	90,000	82,547
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	70,000	70,601
Total Interactive Media & Services				1,331,454
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	630,000	646,661
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,074
Comcast Corp., Senior Notes	3.969%	11/1/47	190,000	140,900
Comcast Corp., Senior Notes	5.350%	5/15/53	310,000	274,684
Fox Corp., Senior Notes	6.500%	10/13/33	60,000	64,596
Total Media				1,134,915
Wireless Telecommunication Services — 1.1%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	50,000	49,752
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	770,000	733,896
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	160,000	155,722
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	60,000	60,534
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	120,000	118,150
Total Wireless Telecommunication Services				1,118,054

Total Communication Services				3,792,079
Consumer Discretionary — 1.9%
Automobiles — 0.0%††
Ford Motor Co., Senior Notes	6.100%	8/19/32	60,000	61,594
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — 1.4%
Amazon.com Inc., Senior Notes	4.250%	3/13/31	$40,000	$39,567
Amazon.com Inc., Senior Notes	4.550%	3/13/33	40,000	39,587
Amazon.com Inc., Senior Notes	4.875%	3/13/36	50,000	49,418
Amazon.com Inc., Senior Notes	5.650%	3/13/46	40,000	39,970
Amazon.com Inc., Senior Notes	5.800%	3/13/56	30,000	30,050
Amazon.com Inc., Senior Notes	5.950%	3/13/66	40,000	40,331
Prosus NV, Senior Notes	4.027%	8/3/50	1,610,000	1,133,170 (d)
Total Broadline Retail				1,372,093
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	160,000	162,337
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,451
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	30,000	30,954
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	90,000	90,812 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	80,000	81,121 (d)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	40,000	38,966
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	20,000	19,379
Total Hotels, Restaurants & Leisure				475,020

Total Consumer Discretionary				1,908,707
Consumer Staples — 1.0%
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	10,000	9,976 (d)
Mars Inc., Senior Notes	5.000%	3/1/32	250,000	252,681 (d)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	60,425 (d)
Total Food Products				323,082
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	30,000	30,212
Tobacco — 0.7%
Altria Group Inc., Senior Notes	6.875%	11/1/33	220,000	244,871
BAT Capital Corp., Senior Notes	5.350%	8/15/32	150,000	154,354
BAT Capital Corp., Senior Notes	6.000%	2/20/34	110,000	116,388
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,287
BAT Capital Corp., Senior Notes	6.250%	8/15/55	10,000	10,292
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	30,000	30,328
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,223
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	61,130
Total Tobacco				638,873

Total Consumer Staples				992,167
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	50,000	51,031
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	120,000	126,798 (d)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,652 (d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,400,000	1,053,522
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	50,000	55,427
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	160,000	155,160
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	3.900%	4/1/35	$82,000	$75,867
EQT Corp., Senior Notes	7.000%	2/1/30	240,000	256,255
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	130,000	132,744 (d)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,400,000	1,277,545 (d)
ONEOK Inc., Senior Notes	5.550%	11/1/26	90,000	90,427
ONEOK Inc., Senior Notes	5.650%	11/1/28	140,000	143,359
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,381
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	51,152

Total Energy				3,490,320
Financials — 2.5%
Banks — 1.4%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,458 (e)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	210,000	201,832 (e)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	262,234 (d)(e)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	235,327 (d)(e)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	50,000	49,713 (e)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	120,000	121,996 (e)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	122,781 (e)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	70,000	70,027 (e)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	80,000	81,972 (e)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	30,000	31,317 (e)
Total Banks				1,376,657
Capital Markets — 1.1%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	150,456
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	30,000	31,959 (e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	146,987 (d)
Goldman Sachs Group Inc., Senior Notes (4.516% to 1/21/31 then SOFR + 0.960%)	4.516%	1/21/32	670,000	659,795 (e)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	80,000	79,814 (e)
Total Capital Markets				1,069,011
Insurance — 0.0%††
Aon North America Inc., Senior Notes	5.450%	3/1/34	50,000	51,106

Total Financials				2,496,774
Health Care — 1.1%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	80,000	80,915
AbbVie Inc., Senior Notes	4.950%	3/15/31	40,000	40,716
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	5.050%	3/15/34	$20,000	$20,303
Total Biotechnology				141,934
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	35,000	35,702
Solventum Corp., Senior Notes	5.450%	3/13/31	90,000	92,450
Solventum Corp., Senior Notes	5.600%	3/23/34	120,000	123,124
Total Health Care Equipment & Supplies				251,276
Health Care Providers & Services — 0.3%
CVS Health Corp., Senior Notes	6.200%	9/15/55	20,000	20,318
Elevance Health Inc., Senior Notes	4.100%	5/15/32	200,000	192,583
Elevance Health Inc., Senior Notes	4.550%	5/15/52	130,000	107,170
Total Health Care Providers & Services				320,071
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	50,000	51,151
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	110,000	112,620
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	119,647
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	30,000	29,672
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	20,000	18,463
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	30,000	27,344
Total Pharmaceuticals				358,897

Total Health Care				1,072,178
Industrials — 0.9%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	5.150%	5/1/30	190,000	193,061
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	45,156
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	30,000	31,189
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,574
RTX Corp., Senior Notes	6.000%	3/15/31	60,000	63,556
RTX Corp., Senior Notes	4.500%	6/1/42	130,000	116,286
RTX Corp., Senior Notes	3.030%	3/15/52	10,000	6,450
Total Aerospace & Defense				483,272
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	70,288
Electrical Equipment — 0.0%††
GE Vernova Inc., Senior Notes	5.500%	2/4/56	10,000	9,703
Ground Transportation — 0.2%
Kazakhstan Temir Zholy National Co. JSC, Senior Notes	4.875%	4/29/31	200,000	197,107 (d)
Trading Companies & Distributors — 0.1%
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	90,000	90,899

Total Industrials				851,269
Information Technology — 0.5%
IT Services — 0.1%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	50,000	50,616 (d)
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	5.200%	7/15/35	170,000	171,078
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	48,703
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	5.125%	2/10/30	$20,000	$20,323
Total Semiconductors & Semiconductor Equipment				240,104
Software — 0.2%
Oracle Corp., Senior Notes	4.950%	2/4/31	10,000	9,836
Oracle Corp., Senior Notes	5.350%	5/4/33	10,000	9,846
Oracle Corp., Senior Notes	5.700%	2/4/36	60,000	58,972
Oracle Corp., Senior Notes	6.550%	2/4/46	10,000	9,648
Oracle Corp., Senior Notes	3.600%	4/1/50	90,000	56,293
Oracle Corp., Senior Notes	6.700%	2/4/56	20,000	19,276
Oracle Corp., Senior Notes	6.850%	2/4/66	30,000	28,759
Total Software				192,630

Total Information Technology				483,350
Materials — 5.0%
Chemicals — 1.5%
OCP SA, Senior Notes	6.750%	5/2/34	1,390,000	1,462,736 (d)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	20,000	20,175
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	30,000	30,492
Total Construction Materials				50,667
Metals & Mining — 2.7%
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	930,000	921,211 (d)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	170,000	173,243
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	123,505 (d)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	51,574 (d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	520,000	603,685
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	780,000	745,634
Total Metals & Mining				2,618,852
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	840,000	749,578

Total Materials				4,881,833
Utilities — 1.3%
Electric Utilities — 1.3%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	920,000	903,670 (d)
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	70,000	69,739
Georgia Power Co., Senior Notes	5.200%	3/15/35	60,000	60,884
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	30,000	29,698 (d)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	49,128 (d)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	59,191
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,929
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	40,000	40,208

Total Utilities				1,253,447
Total Corporate Bonds & Notes (Cost — $22,336,477)				21,222,124
Asset-Backed Securities — 19.7%
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,553,818	1,587,256 (d)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.010%	7/11/47	630,000	630,502 (d)(e)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.065%	10/20/37	620,000	621,589 (d)(e)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.915%	3/28/38	$440,000	$441,000 (d)(e)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.945%	4/20/38	430,000	431,018 (d)(e)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.143%	7/30/37	320,000	320,879 (d)(e)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	214,383	192,733 (d)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	1,830,000	1,781,845 (d)
Navient Student Loan Trust, 2014-8 A3 (30 Day Average SOFR + 0.714%)	4.327%	5/27/49	2,054,468	2,039,770 (e)
Nelnet Student Loan Trust, 2025-AA A1A	5.070%	3/15/57	1,586,276	1,588,428 (d)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.225%	4/20/37	2,560,000	2,560,000 (d)(e)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.005%	7/20/35	640,000	640,902 (d)(e)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	370,000	370,528 (d)(e)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.065%	7/20/36	1,530,000	1,531,206 (d)(e)
SMB Private Education Loan Trust, 2024-D B	5.860%	7/15/53	1,350,000	1,376,329 (d)
Trinitas CLO Ltd., 2025-32A A1 (3 mo. Term SOFR + 1.330%)	4.996%	7/23/38	1,320,000	1,323,706 (d)(e)
USQ Rail LLC, 2025-1A A	5.480%	3/29/55	1,701,392	1,700,209 (d)
Vibrant CLO Ltd., 2021-15A A1AR (3 mo. Term SOFR + 1.200%)	4.875%	1/20/35	250,000	250,273 (d)(e)

Total Asset-Backed Securities (Cost — $19,325,880)				19,388,173
U.S. Government & Agency Obligations — 9.2%
U.S. Government Obligations — 9.2%
U.S. Treasury Bonds	4.875%	8/15/45	170,000	167,915
U.S. Treasury Bonds	4.250%	2/15/54	3,370,000	2,985,083
U.S. Treasury Bonds	4.250%	8/15/54	1,350,000	1,196,042
U.S. Treasury Bonds	4.625%	2/15/55	30,000	28,297
U.S. Treasury Bonds	4.750%	5/15/55	50,000	48,135
U.S. Treasury Notes	3.875%	4/30/30	30,000	29,757
U.S. Treasury Notes	4.000%	6/30/32	4,590,000	4,535,225
U.S. Treasury Notes	4.250%	8/15/35	40,000	39,512
U.S. Treasury Notes	4.000%	11/15/35	20,000	19,347

Total U.S. Government & Agency Obligations (Cost — $9,554,878)				9,049,313
Sovereign Bonds — 5.8%
Chile — 0.9%

Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,000,000	860,000
Mexico — 1.2%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,170,000	1,178,167 (d)
Panama — 0.5%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	650,000	548,275
Peru — 2.0%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	860,000	870,535
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	160,000	111,700
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	1,580,000	1,005,472
Total Peru				1,987,707
Poland — 1.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	1,160,000	1,168,375

Total Sovereign Bonds (Cost — $6,355,000)				5,742,524
U.S. Treasury Inflation Protected Securities — 1.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,587,652)	1.125%	1/15/33	1,596,327	1,534,906
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $107.750 (Cost — $47,881)	5/29/26	153	$153,000	$1,195
Total Investments — 150.8% (Cost — $152,381,253)				148,596,800
Liabilities in Excess of Other Assets — (50.8)%				(50,054,288)
Total Net Assets — 100.0%				$98,542,512

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2026, the Fund held TBA securities with a total cost of $64,760,691.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
JSC	—	Joint Stock Company
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	106	$265,000	$(3,313)
3-Month SOFR Futures, Call	12/11/26	97.500	60	150,000	(4,125)
3-Month SOFR Futures, Put	12/11/26	96.500	128	320,000	(132,000)
Total Exchange-Traded Written Options (Premiums received — $112,533)					$(139,438)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	252	6/26	$60,801,829	$60,713,100	$(88,729)
U.S. Treasury 2-Year Notes	419	9/26	86,421,452	86,549,687	128,235
U.S. Treasury 5-Year Notes	607	9/26	64,833,030	65,077,041	244,011
U.S. Treasury 10-Year Notes	113	9/26	12,348,430	12,410,579	62,149
U.S. Treasury Ultra 10-Year Notes	237	9/26	26,292,164	26,562,517	270,353
					616,019
Contracts to Sell:
U.S. Treasury Long-Term Bonds	156	9/26	17,442,541	17,506,125	(63,584)
U.S. Treasury Ultra Long-Term Bonds	204	9/26	22,983,804	23,338,875	(355,071)
					(418,655)
Net unrealized appreciation on open futures contracts					$197,364

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$94,067,000	3/15/28	3.580% annually	Daily SOFR Compound annually	$456,749	$24,090	$432,659
	28,373,000	5/21/29	Daily SOFR Compound annually	4.090% annually	113,305	14,148	99,157
	51,880,000	1/31/33	3.520% annually	Daily SOFR Compound annually	1,215,908	112,249	1,103,659
	6,685,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(119,870)	(3,006)	(116,864)
Total	$181,005,000				$1,666,092	$147,481	$1,518,611

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.46 Index	$67,663,000	6/20/31	1.000% quarterly	$(1,516,359)	$(1,137,931)	$(378,428)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series Core Completion Fund
[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.630%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$68,334,554	—	$68,334,554
Collateralized Mortgage Obligations	—	23,324,011	—	23,324,011
Corporate Bonds & Notes	—	21,222,124	—	21,222,124
Asset-Backed Securities	—	19,388,173	—	19,388,173
U.S. Government & Agency Obligations	—	9,049,313	—	9,049,313
Sovereign Bonds	—	5,742,524	—	5,742,524
U.S. Treasury Inflation Protected Securities	—	1,534,906	—	1,534,906
Purchased Options	$1,195	—	—	1,195
Total Investments	$1,195	$148,595,605	—	$148,596,800
Other Financial Instruments:
Futures Contracts††	$704,748	—	—	$704,748
Centrally Cleared Interest Rate Swaps††	—	$1,635,475	—	1,635,475
Total Other Financial Instruments	$704,748	$1,635,475	—	$2,340,223
Total	$705,943	$150,231,080	—	$150,937,023
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$139,438	—	—	$139,438
Futures Contracts††	507,384	—	—	507,384
Centrally Cleared Interest Rate Swaps††	—	$116,864	—	116,864
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	378,428	—	378,428
Total	$646,822	$495,292	—	$1,142,114

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Completion Fund 2026 Quarterly Report